UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         November 14, 2011
------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                     95
                                                    ------------------

Form 13F Information Table Value Total:              $ 391,996
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    15810   220224 SH       Sole                   219624               600
ALTRIA GROUP INC.              COM              02209S103      720    26870 SH       Sole                    25870              1000
APPLE INC                      COM              037833100     3144     8244 SH       Sole                     8244
ASCENT MEDIA CORP              COM              043632108     7864   200000 SH       Sole                   200000
AT&T CORP.                     COM              001957109      582    20404 SH       Sole                    20404
BERKSHIRE HATHAWAY CL A        COM              084670108      641        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670702     7995   112545 SH       Sole                   112395               150
BP PLC - SPONS ADR             COM              056622104      225     6238 SH       Sole                     6238
BRISTOL-MYERS                  COM              110122108      741    23600 SH       Sole                    23600
BROCADE COMM.                  COM              111621306     5149  1192000 SH       Sole                  1192000
CHEVRON CORP                   COM              166764100     6856    74049 SH       Sole                    73499               550
CISCO SYSTEMS                  COM              17275R102     3514   226710 SH       Sole                   226110               600
CNO FINL.GROUP                 COM              12621e103    18705  3457550 SH       Sole                  3456550              1000
COCA COLA CO                   COM              191216100     6465    95685 SH       Sole                    94785               900
CONOCOPHILLIPS                 COM              20825C104      736    11630 SH       Sole                    11630
CVS CORP.                      COM              126650100    12886   383635 SH       Sole                   383635
DISCOVER COMM  C               COM              25470F302    12302   350000 SH       Sole                   350000
DOVER CORP                     COM              260003108      485    10410 SH       Sole                    10410
DU PONT                        COM              263534109      464    11600 SH       Sole                    11600
EMC CORP./MASS                 COM              268648102      438    20856 SH       Sole                    20856
EXXON MOBIL                    COM              30231G102     2077    28594 SH       Sole                    28594
FEDERATED INVESTORS            COM              314211103      481    27447 SH       Sole                    27447
FORTUNE BRANDS                 COM              349631101    14715   272105 SH       Sole                   272105
GENERAL ELECTRIC               COM              369604103      493    32371 SH       Sole                    32371
GOOGLE INC                     COM              38259P508      895     1737 SH       Sole                     1737
GRUBB & ELLIS                  COM              400095204        4    10000 SH       Sole                    10000
HALLIBURTON CO.                COM              406216101      201     6590 SH       Sole                     6590
HALLMARK FINANCIAL SERVICES    COM              40624q203     5688   771800 SH       Sole                   771800
HARMAN INTL.                   COM              413086109    10875   380500 SH       Sole                   380500
INTEL CORP                     COM              458140100     5367   251560 SH       Sole                   249560              2000
INTELLIPHARMACEUTICS I COM     COM              458173101       33    10000 SH       Sole                    10000
INTL. BUS. MACHINES            COM              459200101      244     1397 SH       Sole                     1397
ITT INDUSTRIES                 COM              450911201     8659   206165 SH       Sole                   206165
J.P. MORGAN CHASE              COM              46625H100     6181   205216 SH       Sole                   203716              1500
JOHNSON & JOHNSON              COM              478160104     5303    83261 SH       Sole                    83261
KRAFT FOODS                    COM              50075N104      278     8284 SH       Sole                     8284
LIBERTY MEDIA-INTERACTIVE      COM              53071M104     6273   425000 SH       Sole                   425000
MCDONALD'S CORP.               COM              580135101      670     7624 SH       Sole                     7624
MERCATOR MINERALS LTD F        COM              587582107       20    15000 SH       Sole                    15000
MERITOR SAVINGS BANK           COM              590007100     4450  1057001 SH       Sole                  1057001
MICROSOFT CORP                 COM              594918104    13576   545444 SH       Sole                   545444
NORWOOD RES.                   COM              669958100        0    10000 SH       Sole                    10000
OMNICARE INC                   COM              681904108    11304   444500 SH       Sole                   444500
PACIFIC RIM MINING             COM              694915208       12    83000 SH       Sole                    83000
PAR PHARM.                     COM              69888P106     1145    43000 SH       Sole                    43000
PFIZER INC                     COM              717081103    11181   632405 SH       Sole                   629205              3200
PHILIP MORRIS INTl.            COM              718172109    13141   210658 SH       Sole                   209458              1200
PINNACLE WEST                  COM              723484101      511    11900 SH       Sole                    10400              1500
PNC BANK CORP.                 COM              693475105      267     5540 SH       Sole                     5540
PROCTER & GAMBLE               COM              742718109      343     5433 SH       Sole                     5433
QUALCOMM INC.                  COM              747525103    16810   345671 SH       Sole                   344671              1000
ROYAL DUTCH SHELL              COM              780259206     1120    18207 SH       Sole                    18207
SATCON TECH                    COM              803893106       47    50000 SH       Sole                    50000
SOUTHWSTRN ENERGY              COM              845467109      633    19000 SH       Sole                    19000
TRANS ENERGY INC               COM              89323B306       55    21450 SH       Sole                    21450
TYCO INTL.                     COM              G9143X208    21846   536096 SH       Sole                   534096              2000
UCBI                           COM              90984p303     1698   200000 SH       Sole                   200000
UNITED BANKSHARES              COM              909907107     3895   193869 SH       Sole                   193869
USG Corp                       COM              903293405     2019   300000 SH       Sole                   300000
VANTAGE DRILLING COMPA ORD SHS COM              G93205113       62    50000 SH       Sole                    50000
VERIZON COMM.                  COM              92343V104     8171   222042 SH       Sole                   222042
WASTE MGMT.                    COM              94106L109     1045    32100 SH       Sole                    32100
YPF S.A. - ADR                 COM              984245100      684    20000 SH       Sole                    20000
ZIMMER HOLDINGS                COM              98956P102    10610   198385 SH       Sole                   198385
GENERAL MOTORS 4.75% 12/1/13                    37045v209     9155   260980 SH       Sole                   259480              1500
ISHARES SILVER TRUST           MUTUAL           46428Q109      211     7300 SH       Sole                     7300
ISHARES TR S&P MIDCAP 400      MUTUAL           464287507      234     3000 SH       Sole                     3000
MARKET VECTORS GOLD MINERS     MUTUAL           57060U100     2081    37700 SH       Sole                    37700
SPDR-HEALTHCARE                MUTUAL           81369Y209     1999    63000 SH       Sole                    63000
SPDR-UTILITIES                 MUTUAL           81369Y886      572    17000 SH       Sole                    17000
WISDOMTREE LARGECAP DIV        MUTUAL           97717W307     1165    26495 SH       Sole                    26495
iSHARES DIVIDEND               MUTUAL           464287168      314     6500 SH       Sole                     5000              1500
iSHARES PREFERRED STOCK INDEX  MUTUAL           464288687      470    13200 SH       Sole                    13200
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    36991   703526 SH       Sole                   700126              3400
iSHARES RUSSELL 1000 VALUE     MUTUAL           464287598      347     6127 SH       Sole                     6127
ISHARES EAFE GROWTH INDEX      COM              464288885     1444    28966 SH       Sole                    28966
MARKET VECTORS VIETNAM ETF     COM              57060U761      190    11000 SH       Sole                    11000
SPDR S&P INTL. DIVIDEND        COM              78463X772     1893    42535 SH       Sole                    42535
GUGGENHEIM GLOBAL TIMBER       COM              18383Q879      287    18000 SH       Sole                    18000
ISHARES COMEX GOLD TRUST       COM              464285105      855    54005 SH       Sole                    54005
REDWOOD TRUST                  COM              758075402     1789   160150 SH       Sole                   160150
SPDR GOLD TRUST                COM              78463v107     7870    49791 SH       Sole                    49391               400
EATON VANCE LIMITED DURATION   BOND             27828H105      213    14500 SH       Sole                    14500
ISHARES BARCLAYS 1-3 YR TREAS  BOND             464287457      469     5550 SH       Sole                     5550
SPDR BRCLYS CAPITAL HI YLD     BOND             78464A417      575    15900 SH       Sole                    15900
SPDR SHORT-TERM CORPORATE BOND BOND             78464A474     2728    89963 SH       Sole                    89963
iSHARES AGGREG. INDEX          BOND             464287226     9254    84045 SH       Sole                    83045              1000
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     2202    21175 SH       Sole                    21175
iSHARES BARCLAYS TIPS          BOND             464287176      229     2000 SH       Sole                     2000
BLACKROCK MUNIYIELD INV FUND   TAX-FREE         09254R104      480    34000 SH       Sole                    34000
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101      934    70645 SH       Sole                    70645
SPDR BARCLAYS MUNI BOND ETF    TAX-FREE         78464A458      206     8800 SH       Sole                     8800
SPDR SHORT TERM MUNICIPAL      TAX-FREE         78464A425     7510   308400 SH       Sole                   308400
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108      150    11000 SH       Sole                    11000
iSHARES NATIONAL AMT-FREE MUNI TAX-FREE         464288414      373     3500 SH       Sole                     3500